UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [   ]; Amendment Number: ______________________
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:      100 SUMMIT LAKE DRIVE
              VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

    /S/ FREDERICK W. GREEN                           VALHALLA, NEW YORK                  01/18/06
------------------------------------            ---------------------------         -----------------
         [Signature]                                   [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     122

Form 13F Information Table Value Total:     $ 1,687,373,980 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number         Name
---      --------------------         ----
1        28-11493                     Green & Smith Investment Management L.L.C.

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
31-Dec-05

    Item 1             Item 2       Item 3        Item 4                Item 5            Item 6     Item 7         Item 8
------------         ---------     ---------   -------------   ----------------------  ----------  --------- -----------------------
                                                                                                                     Voting
    Name of           Title of                  Fair Market     SHRS or     SH/  Put/  Investment   Other            Authority
    Issuer             Class         CUSIP         Value        PRN AMT     PRN  Call  Discretion  Managers   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------
Abgenix, Inc.        COMMON STOCK   00339B107     13,778,209     640,549     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Abgenix, Inc.        COMMON STOCK   00339B107      3,914,820     182,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings,
  Inc.               COMMON STOCK   011589108     25,461,048   1,368,138     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings,
  Inc.               COMMON STOCK   011589108      3,422,379     183,900     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.    COMMON STOCK   013104104     17,901,975     838,500     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.    COMMON STOCK   013104104      2,944,165     137,900     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Animas Corporation   COMMON STOCK   03525Y105     19,786,095     819,300     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Animas Corporation   COMMON STOCK   03525Y105      4,310,775     178,500     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Anteon
  International
  Corporation        COMMON STOCK   03674E108     26,691,285     491,100     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Anteon
  International
  Corporation        COMMON STOCK   03674E108      3,896,895      71,700     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.   COMMON STOCK   039793104     39,844,904     888,800     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.   COMMON STOCK   039793104      5,155,450     115,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Beverly
  Enterprises,
  Inc.               COMMON STOCK   087851309     13,727,421   1,176,300     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Beverly
  Enterprises,
  Inc.               COMMON STOCK   087851309      3,264,099     279,700     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Burlington
  Resources, Inc.    COMMON STOCK   122014103     69,487,458     806,119     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Burlington
  Resources, Inc.    COMMON STOCK   122014103     10,423,735     120,925     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems
  Corporation        COMMON STOCK   12686C109     25,065,960   1,068,000     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems
  Corporation        COMMON STOCK   12686C109      4,688,132     199,750     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint
  Properties Trust   COMMON STOCK   151895109     20,153,204     407,300     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint
  Properties
  Trust              COMMON STOCK   151895109      3,414,120      69,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences
  Corporation        COMMON STOCK   205363104      4,593,048      90,700     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences
  Corporation        COMMON STOCK   205363104      1,103,952      21,800     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------

    Item 1             Item 2       Item 3        Item 4                Item 5            Item 6     Item 7         Item 8
------------         ---------     ---------   -------------   ----------------------  ----------  --------- -----------------------
                                                                                                                     Voting
    Name of           Title of                  Fair Market     SHRS or     SH/  Put/  Investment   Other            Authority
    Issuer             Class         CUSIP         Value        PRN AMT     PRN  Call  Discretion  Managers   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Constellation
  Energy
  Group              COMMON STOCK   210371100      4,642,560      80,600     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Constellation
  Energy
  Group              COMMON STOCK   210371100      3,997,440      69,400     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dictaphone
  Corporation        COMMON STOCK   253588107      3,131,616     195,726     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dictaphone
  Corporation        COMMON STOCK   253588107        578,880      36,180     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dofasco Inc.         COMMON STOCK   256900705      9,173,055     164,100     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dofasco Inc.         COMMON STOCK   256900705      5,550,788      99,300     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dreyer's Grand
  Ice Cream, Inc.    COMMON STOCK   261877104     68,800,263     830,119     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dreyer's Grand
  Ice Cream, Inc.    COMMON STOCK   261877104      8,569,875     103,401     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Emdeon Corporation   COMMON STOCK   290849108          7,301         863     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Emdeon Corporation   COMMON STOCK   290849108        231,922      27,414     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Engineered Support
  Systems, Inc.      COMMON STOCK   292866100     23,176,449     556,591     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Engineered Support
  Systems, Inc.      COMMON STOCK   292866100      5,126,925     123,125     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Enterasys Networks,
  Inc.               COMMON STOCK   293637401         96,944       7,300     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Enterasys Networks,
  Inc.               COMMON STOCK   293637401      2,842,916     214,075     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Geac Computer
  Corporation
  Limited            COMMON STOCK   368289104         26,160       2,400     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Geac Computer
  Corporation
  Limited            COMMON STOCK   368289104        840,390      77,100     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings
  Corporation        COMMON STOCK   400518106     43,997,988   1,386,200     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings
  Corporation        COMMON STOCK   400518106      7,198,632     226,800     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corporation  COMMON STOCK   401698105     64,873,025   1,001,900     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Guidant Corporation  COMMON STOCK   401698105     10,055,675     155,300     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------

    Item 1             Item 2       Item 3        Item 4                Item 5            Item 6     Item 7         Item 8
------------         ---------     ---------   -------------   ----------------------  ----------  --------- -----------------------
                                                                                                                     Voting
    Name of           Title of                  Fair Market     SHRS or     SH/  Put/  Investment   Other            Authority
    Issuer             Class         CUSIP         Value        PRN AMT     PRN  Call  Discretion  Managers   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
IDX Corporation      COMMON STOCK   449491109     19,950,045     454,236     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
IDX Corporation      COMMON STOCK   449491109      2,174,040      49,500     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
INAMED Corporation   COMMON STOCK   453235103     37,493,371     427,616     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
INAMED Corporation   COMMON STOCK   453235103      6,873,235      78,390     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Independence
  Community
  Bank Corp.         COMMON STOCK   453414104     21,294,009     535,968     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Independence
  Community
  Bank Corp.         COMMON STOCK   453414104      3,667,079      92,300     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
infoUSA Inc.         COMMON STOCK   456818301      7,967,052     728,916     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
infoUSA Inc.         COMMON STOCK   456818301        771,767      70,610     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Instinet Group
  Incorporated       COMMON STOCK   457750107     24,480,599   4,811,344     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Instinet Group
  Incorporated       COMMON STOCK   457750107      6,925,082   1,361,035     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Intellisync
  Corporation        COMMON STOCK   458176104      6,580,548   1,275,300     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Intellisync
  Corporation        COMMON STOCK   458176104      2,001,729     387,932     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corporation     COMMON STOCK   465823102     40,523,099   1,293,428     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corporation     COMMON STOCK   465823102      6,112,483     195,100     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
J. Jill Group Inc.   COMMON STOCK   466189107      8,974,681     471,607     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
J. Jill Group Inc.   COMMON STOCK   466189107      4,793,124     251,872     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
La Quinta
  Corporation        COMMON STOCK   50419U202        802,080      72,000     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Lin TV Corp.         COMMON STOCK   532774106     16,203,687   1,454,550     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Lin TV Corp.         COMMON STOCK   532774106      2,087,079     187,350     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corporation     COMMON STOCK   55262L100     72,882,502   2,683,450     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corporation     COMMON STOCK   55262L100      9,662,143     355,749     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
MCI Inc.             COMMON STOCK   552691107     28,008,708   1,419,600     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
MCI Inc.             COMMON STOCK   552691107      3,415,263     173,100     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
TDC A/S              COMMON STOCK    5698790      20,486,354     342,000     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
TDC A/S              COMMON STOCK    5698790       3,474,294      58,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.      COMMON STOCK   595094103     12,302,962   1,243,980     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.      COMMON STOCK   595094103      1,683,278     170,200     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
NDCHealth
  Corporation        COMMON STOCK   639480102     29,156,526   1,516,200     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
NDCHealth
  Corporation        COMMON STOCK   639480102      5,634,390     293,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
News Corporation
  Class A            COMMON STOCK   65248E104         16,141       1,038     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
News Corporation
  Class A            COMMON STOCK   65248E104      2,035,837     130,922     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners,
  Inc.               COMMON STOCK   65333F107     40,789,606   1,459,900     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners,
  Inc.               COMMON STOCK   65333F107      4,907,745     175,653     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
NextWave Telecom,
  Inc. Class B
  Escrow             COMMON STOCK   653ESC996         20,000      20,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------

    Item 1             Item 2       Item 3        Item 4                Item 5            Item 6     Item 7         Item 8
------------         ---------     ---------   -------------   ----------------------  ----------  --------- -----------------------
                                                                                                                     Voting
    Name of           Title of                  Fair Market     SHRS or     SH/  Put/  Investment   Other            Authority
    Issuer             Class         CUSIP         Value        PRN AMT     PRN  Call  Discretion  Managers   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding
  Corp.              COMMON STOCK   69831Y105     34,665,050   1,414,900     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding
  Corp.              COMMON STOCK   69831Y105      5,252,800     214,400     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Placer Dome  Inc.    COMMON STOCK   725906101         43,567       1,900     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Placer Dome  Inc.    COMMON STOCK   725906101      1,506,501      65,700     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties
  Trust              COMMON STOCK   740706106     21,145,057     519,790     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties
  Trust              COMMON STOCK   740706106      4,137,156     101,700     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Price
  Communications
  Corporation        COMMON STOCK   741437305     61,314,110   4,123,343     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Price
  Communications
  Corporation        COMMON STOCK   741437305      8,271,869     556,279     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Reebok
  International
  Ltd.               COMMON STOCK   758110100     69,902,203   1,200,450     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Reebok
  International
  Ltd.               COMMON STOCK   758110100      8,615,128     147,950     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Renal Care Group,
  Inc.               COMMON STOCK   759930100     52,419,480   1,108,000     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Renal Care Group,
  Inc.               COMMON STOCK   759930100      7,219,506     152,600     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta,
  Inc.               COMMON STOCK   808655104     42,107,385     977,650     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta,
  Inc.               COMMON STOCK   808655104      5,278,228     122,550     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Siebel Systems,
  Inc.               COMMON STOCK   826170102     61,812,454   5,842,387     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Siebel Systems,
  Inc.               COMMON STOCK   826170102      8,107,454     766,300     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Telewest Global,
  Inc.               COMMON STOCK   87956T107     38,105,140   1,599,712     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Telewest Global,
  Inc.               COMMON STOCK   87956T107      7,085,259     297,450     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Titan
  International,
  Inc.               COMMON STOCK   88830M102      8,666,400     502,400     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Titan
  International,
  Inc.               COMMON STOCK   88830M102      4,327,162     250,850     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group
  Incorporated       COMMON STOCK   91324P102          6,214         100     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Vincor
  International
  Inc.               COMMON STOCK   92733B106      3,022,536     113,450     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Vincor
  International
  Inc.               COMMON STOCK   92733B106        691,360      25,950     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum,
  Inc.               COMMON STOCK   927460105     63,574,693   1,192,100     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum,
  Inc.               COMMON STOCK   927460105      8,746,120     164,000     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
WFS Financial Inc.   COMMON STOCK   92923B106      2,307,345      30,300     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Westcorp             COMMON STOCK   957907108     35,450,242     532,206     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------

    Item 1             Item 2       Item 3        Item 4                Item 5            Item 6     Item 7         Item 8
------------         ---------     ---------   -------------   ----------------------  ----------  --------- -----------------------
                                                                                                                     Voting
    Name of           Title of                  Fair Market     SHRS or     SH/  Put/  Investment   Other            Authority
    Issuer             Class         CUSIP         Value        PRN AMT     PRN  Call  Discretion  Managers   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Zions
  Bancorporation     COMMON STOCK   989701107             76           1     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
New Skies
  Satellites
  Holdings Ltd.      COMMON STOCK   G64865101     16,810,794     772,200     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
New Skies
  Satellites
  Holdings Ltd.      COMMON STOCK   G64865101      4,227,734     194,200     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger
  Corporation        COMMON STOCK   G8915Z102        131,544       8,100     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS
------------------------------------------------------------------------------------------------------------------------------------
Dictaphone Corp
  warrants             WARRANTS       dctwv           15,118     241,889     SH       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Dictaphone Corp
  warrants             WARRANTS       dctwv            4,530      72,482     SH       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  senior note        CORPORATE BONDS  006848AS4    6,549,200  11,695,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
9.250% Due 10-01-22
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  senior note        CORPORATE BONDS  006848BE4    9,346,780  15,842,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
9.375% Due 11-15-09
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  senior note        CORPORATE BONDS  006848BE4    2,276,220   3,858,000    PRN       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
9.375% Due 11-15-09
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  convertible note   CORPORATE BONDS  006848BG9      415,875  27,725,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
6.000% Due 02-15-06
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  convertible note   CORPORATE BONDS  006848BG9      108,000   7,200,000    PRN       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
6.000% Due 02-15-06
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  convertible note   CORPORATE BONDS  006848BH7      398,745  26,583,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
3.250% Due 05-01-21
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  senior note        CORPORATE BONDS  006848BJ3   17,420,370  28,794,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
10.250% Due 06-15-11
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
  Communications
  senior note        CORPORATE BONDS  006848BJ3    3,149,630   5,206,000    PRN       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
10.250% Due 06-15-11
------------------------------------------------------------------------------------------------------------------------------------
Brookstone, Inc.
  secured note       CORPORATE BONDS  114535AA5    9,350,000  10,000,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
12.000% Due 10-15-12
------------------------------------------------------------------------------------------------------------------------------------
Toys R US note       CORPORATE BONDS  892335AK6   11,644,000  14,555,000    PRN       (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
7.875% Due 04-15-13
------------------------------------------------------------------------------------------------------------------------------------
Toys R US note       CORPORATE BONDS  892335AK6    1,556,000   1,945,000    PRN       (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
7.875% Due 04-15-13
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other
------------------------------------------------------------------------------------------------------------------------------------
PUTS
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies
  Mar.45 put             PUTS        drs.oi           60,987         697         PUT  (a) Sole               (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies
  Mar.45 put             PUTS        drs.oi           29,487         337         PUT  (b) Shared      1      (a) Sole
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                          1,687,373,980
====================================================================================================================================